Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of inventories

EURm	2025	2024
Raw materials and semi-finished goods	583	708
Finished goods	1 088	930
Contract work in progress	538	525
Total	2 209	2 163